Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - Trade receivables [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Receivables [Line Items]
- Third parties		$ 9,494,364	$ 4,055,836
- Related parties
Gross trade receivables		9,494,364	4,055,836
Less: Provision for allowance for expected credit losses - trade receivables		(4,548,696)	(469,101)
Net trade receivables		4,945,668	3,586,735
Other receivables		21,420,605	15,990,071
Less: Provision for allowance for expected credit losses - other receivables		(2,573,502)	(366,408)
Gross other receivables		18,847,103	15,623,663
Deposits		281,671	167,652
Prepayments		5,438,233	10,631,125
Gross other receivables		24,567,007	26,422,440
Total trade and other receivables		29,512,675	30,009,175
At beginning of the year		469,101	563,288
Additions		5,155,117	549,924
Write off / Reversal		(60,807)	(646,790)
Disposal of subsidiaries		(637,425,000,000)
Currency realignment		(377,290)	2,679
At end of the year		4,548,696	469,101
At beginning of the year		366,408
Additions		2,866,997	369,347
Write off / Reversal		(265,921)
Disposal of subsidiaries		(317,633,000,000)
Currency realignment		(76,349)	(2,939)
At end of the year		2,573,502	366,408
Not past due		1,161,427	2,296
Past due	[1]	8,332,937	4,053,540
Less: Provision for allowance for expected credit losses		(4,548,696)	(469,101)
Total due		$ 4,945,668	$ 3,586,735

[1]	Aging of receivables that are past due the average credit period: